N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE COMPANY
Entity Central Index Key	0002039145
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
Structured Capital Strategies Premier B Shares

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Step Up 1 Yr -40% Buffer	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100
NASDAQ 100 Standard 1 Year -10% Buffer	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100
MSCI EAFE Dual Step Up 1 Yr -40% Buffer	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100
MSCI EAFE Dual Direction 6 Yr -10% Buffer	Uncapped Participation Rate: 135	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120
S&P 500 Dual Step Up 1 Yr -20% Buffer	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100
NASDAQ 100 Step Up 1 Year -15% Buffer	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100
Russell 2000 Dual Direction 6 Yr -10% Buffer	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 116	Uncapped Participation Rate: 116	Uncapped Participation Rate: 116	Uncapped Participation Rate: 116	Uncapped Participation Rate: 116	Uncapped Participation Rate: 116
S&P 500 Standard 6 Year -10% Buffer	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117
Russell 2000 Dual Step Tier 6 Yr -20% Buffer	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100
Russell 2000 Dual Step Up 6 Yr -40% Buffer	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100
S&P 500 Dual Direction 1 Yr -15% Buffer	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100
MSCI EAFE Dual Step Up 6 Yr -10% Buffer	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Standard 1 Year -10% Buffer	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100
NASDAQ 100 Dual Step Tier 6 Yr -20% Buffer	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100
NASDAQ 100 Step Up 1 Year -20% Buffer	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100
S&P 500 Dual Step Tier 6 Yr -10% Buffer	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100
NASDAQ 100 Dual Step Up 6 Yr -40% Buffer	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100
S&P 500 Dual Direction 1 Yr -20% Buffer	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100
Russell 2000 Dual Direction 6 Yr -20% Buffer	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115
S&P 500 Dual Step Up 1 Yr -10% Buffer	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100
S&P 500 Dual Step Up 6 Yr -40% Buffer	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100
MSCI EAFE Step Up 1 Yr -40% Buffer	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100
Russell 2000 Standard 1 Year -20% Buffer	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100
MSCI EAFE Dual Step Up 6 Yr -20% Buffer	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Dual Step Tier 6 Yr -20% Buffer	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100
MSCI EAFE Dual Step Tier 6 Yr -20% Buffer	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100
NASDAQ 100 Dual Step Tier 1 Yr -10% Buffer	12.5 Step Rate: 9 Participation Rate: 100	15 Step Rate: 7 Participation Rate: 100	15 Step Rate: 7 Participation Rate: 100	15 Step Rate: 7 Participation Rate: 100	15 Step Rate: 7 Participation Rate: 100	15 Step Rate: 7 Participation Rate: 100	15.5 Step Rate: 7 Participation Rate: 100	15.5 Step Rate: 7 Participation Rate: 100	15.5 Step Rate: 7 Participation Rate: 100	15.5 Step Rate: 7 Participation Rate: 100	15.5 Step Rate: 7 Participation Rate: 100	15.5 Step Rate: 7 Participation Rate: 100
Russell 2000 Standard 6 Year -10% Buffer	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100
MSCI EAFE Standard 1 Year -40% Buffer	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100
Russell 2000 Dual Step Tier 6 Yr -10% Buffer	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100
NASDAQ 100 Dual Step Tier 6 Yr -10% Buffer	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100
Russell 2000 Dual Step Up 1 Yr -15% Buffer	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100
MSCI EAFE Standard 1 Year -10% Buffer	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100
S&P 500 Step Up 6 Yr -40% Buffer	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100
MSCI EAFE Standard 6 Year -40% Buffer	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Standard 6 Year -40% Buffer	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105
MSCI EAFE Dual Direction 6 Yr -15% Buffer	Uncapped Participation Rate: 130	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115
MSCI EAFE Standard 6 Year -15% Buffer	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130
MSCI EAFE Step Up 1 Yr -15% Buffer	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100
MSCI EAFE Dual Step Tier 1 Yr -10% Buffer	10 Step Rate: 6.5 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100
Russell 2000 Dual Step Up 1 Yr -20% Buffer	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100
MSCI EAFE Dual Direction 6 Yr -20% Buffer	Uncapped Participation Rate: 125	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110
S&P 500 Standard 1 Year -10% Buffer	18 Participation Rate: 100	18 Participation Rate: 100	18 Participation Rate: 100	18 Participation Rate: 100	18 Participation Rate: 100	18 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100
NASDAQ 100 Standard 6 Year -40% Buffer	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Dual Direction 6 Yr -20% Buffer	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115
Russell 2000 Dual Step Up 6 Yr -20% Buffer	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100
S&P 500 Standard 6 Year -15% Buffer	175 Participation Rate: 115	175 Participation Rate: 115	175 Participation Rate: 115	175 Participation Rate: 115	175 Participation Rate: 115	175 Participation Rate: 115	175 Participation Rate: 112	175 Participation Rate: 112	175 Participation Rate: 112	175 Participation Rate: 112	175 Participation Rate: 112	175 Participation Rate: 112
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118
NASDAQ 100 Standard 6 Year -20% Buffer	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115
S&P 500 Step Up 6 Yr -20% Buffer	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100
S&P 500 Standard 6 Year -20% Buffer	150 Participation Rate: 112	150 Participation Rate: 112	150 Participation Rate: 112	150 Participation Rate: 112	150 Participation Rate: 112	150 Participation Rate: 112	150 Participation Rate: 110	150 Participation Rate: 110	150 Participation Rate: 110	150 Participation Rate: 110	150 Participation Rate: 110	150 Participation Rate: 110
NASDAQ 100 Standard 6 Year -15% Buffer	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115
Russell 2000 Dual Step Tier 1 Yr -10% Buffer	13 Step Rate: 9 Participation Rate: 100	16 Step Rate: 7 Participation Rate: 100	16 Step Rate: 7 Participation Rate: 100	16 Step Rate: 7 Participation Rate: 100	16 Step Rate: 7 Participation Rate: 100	16 Step Rate: 7 Participation Rate: 100	16.5 Step Rate: 7 Participation Rate: 100	16.5 Step Rate: 7 Participation Rate: 100	16.5 Step Rate: 7 Participation Rate: 100	16.5 Step Rate: 7 Participation Rate: 100	16.5 Step Rate: 7 Participation Rate: 100	16.5 Step Rate: 7 Participation Rate: 100
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	14 Participation Rate: 125	14 Participation Rate: 125	14 Participation Rate: 125	14 Participation Rate: 125	14 Participation Rate: 125	14 Participation Rate: 125	16 Participation Rate: 125	16 Participation Rate: 125	16.5 Participation Rate: 125	16.5 Participation Rate: 125	16.5 Participation Rate: 125	16.5 Participation Rate: 125
Russell 2000 Step Up 1 Yr -10% Buffer	14.5 Participation Rate: 100	14.5 Participation Rate: 100	14.5 Participation Rate: 100	14.5 Participation Rate: 100	14.5 Participation Rate: 100	14.5 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
Structured Capital Strategies Premier B Shares

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Standard 6 Year -20% Buffer	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125
MSCI EAFE Step Up 1 Yr -20% Buffer	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100
Russell 2000 Standard 1 Year -40% Buffer	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100
S&P 500 Dual Step Up 6 Yr -20% Buffer	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100
MSCI EAFE Dual Direction 6 Yr -40% Buffer	110 Participation Rate: 115	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100
Russell 2000 Dual Step Up 6 Yr -10% Buffer	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100
Russell 2000 Dual Step Up 1 Yr -40% Buffer	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100
S&P 500 Dual Direction 6 Yr -15% Buffer	115 Participation Rate: 115	115 Participation Rate: 115	115 Participation Rate: 115	115 Participation Rate: 115	115 Participation Rate: 115	115 Participation Rate: 115	110 Participation Rate: 115	110 Participation Rate: 115	110 Participation Rate: 115	110 Participation Rate: 115	110 Participation Rate: 115	110 Participation Rate: 115
S&P 500 Standard 6 Year -40% Buffer	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105
NASDAQ 100 Standard 1 Year -40% Buffer	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100
Russell 2000 Standard 6 Year -15% Buffer	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
Structured Capital Strategies Premier B Shares

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Step Up 1 Yr -20% Buffer	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100
S&P 500 Dual Step Tier 1 Yr -10% Buffer	10.5 Step Rate: 8 Participation Rate: 100	13 Step Rate: 6 Participation Rate: 100	13 Step Rate: 6 Participation Rate: 100	13 Step Rate: 6 Participation Rate: 100	13 Step Rate: 6 Participation Rate: 100	13 Step Rate: 6 Participation Rate: 100	14 Step Rate: 6 Participation Rate: 100	14 Step Rate: 6 Participation Rate: 100	14 Step Rate: 6 Participation Rate: 100	14 Step Rate: 6 Participation Rate: 100	14 Step Rate: 6 Participation Rate: 100	14 Step Rate: 6 Participation Rate: 100
Russell 2000 Dual Direction 1 Yr -10% Buffer	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100
MSCI EAFE Dual Step Up 6 Yr -40% Buffer	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100
NASDAQ 100 Dual Step Up 1 Yr -40% Buffer	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100
MSCI EAFE Dual Direction 1 Yr -20% Buffer	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	6.5 Participation Rate: 100	6.5 Participation Rate: 100	6.5 Participation Rate: 100	6.5 Participation Rate: 100	6.5 Participation Rate: 100	6.5 Participation Rate: 100
NASDAQ 100 Dual Step Up 6 Yr -10% Buffer	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100
NASDAQ 100 Dual Direction 6 Yr -40% Buffer	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105
MSCI EAFE Standard 1 Year -15% Buffer	22 Participation Rate: 100	22 Participation Rate: 100	22 Participation Rate: 100	22 Participation Rate: 100	22 Participation Rate: 100	22 Participation Rate: 100	21.5 Participation Rate: 100	21.5 Participation Rate: 100	21.5 Participation Rate: 100	21.5 Participation Rate: 100	21.5 Participation Rate: 100	21.5 Participation Rate: 100
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
Structured Capital Strategies Premier B Shares

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Standard 1 Year -15% Buffer	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100
S&P 500 Dual Direction 1 Yr -10% Buffer	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100
MSCI EAFE Standard 1 Year -20% Buffer	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100
Russell 2000 Standard 6 Year -20% Buffer	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115
S&P 500 Step Up 1 Yr -15% Buffer	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100
MSCI EAFE Dual Direction 1 Yr -10% Buffer	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100
NASDAQ 100 Step Up 1 Year -10% Buffer	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100
Russell 2000 Dual Direction 6 Yr -15% Buffer	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115
NASDAQ 100 Standard 6 Year -10% Buffer	155 Participation Rate: 120	155 Participation Rate: 120	155 Participation Rate: 120	155 Participation Rate: 120	155 Participation Rate: 120	155 Participation Rate: 120	150 Participation Rate: 120	150 Participation Rate: 120	150 Participation Rate: 120	150 Participation Rate: 120	150 Participation Rate: 120	150 Participation Rate: 120
NASDAQ 100 Dual Step Up 6 Yr -20% Buffer	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100
Russell 2000 Dual Direction 1 Yr -15% Buffer	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
Structured Capital Strategies Premier B Shares

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
NASDAQ 100 Step Up 1 Year -40% Buffer	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100
S&P 500 Dual Direction 6 Yr -40% Buffer	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105
NASDAQ 100 Standard 1 Year -15% Buffer	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100
MSCI EAFE Dual Step Tier 6 Yr -10% Buffer	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100
Russell 2000 Step Up 1 Yr -15% Buffer	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100
S&P 500 Dual Step Up 1 Yr -15% Buffer	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100
S&P 500 Standard 1 Year -40% Buffer	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100
S&P 500 Step Up 6 Yr -10% Buffer	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100
S&P 500 Step Up 1 Yr -10% Buffer	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	12.5 Participation Rate: 100	12.5 Participation Rate: 100	12.5 Participation Rate: 100	12.5 Participation Rate: 100
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100
MSCI EAFE Dual Direction 1 Yr -15% Buffer	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100
NASDAQ 100 Standard 1 Year -20% Buffer	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Step Up 1 Yr -40% Buffer	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100
S&P 500 Standard 1 Year -15% Buffer	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100
S&P 500 Best Entry 6 Yr -10% Buffer	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100
Russell 2000 Step Up 1 Yr -20% Buffer	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115
Russell 2000 Dual Direction 6 Yr -40% Buffer	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105
S&P 500 Dual Direction 6 Yr -10% Buffer	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115
Russell 2000 Dual Step Up 1 Yr -10% Buffer	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100
S&P 500 Standard 1 Year -20% Buffer	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100
MSCI EAFE Step Up 1 Yr -10% Buffer	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100
S&P 500 Dual Step Up 1 Yr -40% Buffer	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100
S&P 500 Dual Step Up 6 Yr -10% Buffer	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100
Russell 2000 Dual Direction 1 Yr -20% Buffer	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Step Up 1 Yr -40% Buffer	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100
NASDAQ 100 Standard 1 Year -10% Buffer	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100
MSCI EAFE Dual Step Up 1 Yr -40% Buffer	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100
MSCI EAFE Dual Direction 6 Yr -10% Buffer	Uncapped Participation Rate: 135	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120	500 Participation Rate: 120
S&P 500 Dual Step Up 1 Yr -20% Buffer	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100
NASDAQ 100 Step Up 1 Year -15% Buffer	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100
Russell 2000 Dual Direction 6 Yr -10% Buffer	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 116	Uncapped Participation Rate: 116	Uncapped Participation Rate: 116	Uncapped Participation Rate: 116	Uncapped Participation Rate: 116	Uncapped Participation Rate: 116
S&P 500 Standard 6 Year -10% Buffer	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117
Russell 2000 Dual Step Tier 6 Yr -20% Buffer	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100
Russell 2000 Dual Step Up 6 Yr -40% Buffer	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100
S&P 500 Dual Direction 1 Yr -15% Buffer	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Dual Step Up 6 Yr -10% Buffer	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100
Russell 2000 Standard 1 Year -10% Buffer	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100	28 Participation Rate: 100
NASDAQ 100 Dual Step Tier 6 Yr -20% Buffer	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100
NASDAQ 100 Step Up 1 Year -20% Buffer	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100
S&P 500 Dual Step Tier 6 Yr -10% Buffer	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100
NASDAQ 100 Dual Step Up 6 Yr -40% Buffer	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100
S&P 500 Dual Direction 1 Yr -20% Buffer	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100
Russell 2000 Dual Direction 6 Yr -20% Buffer	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115	130 Participation Rate: 115
S&P 500 Dual Step Up 1 Yr -10% Buffer	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100
S&P 500 Dual Step Up 6 Yr -40% Buffer	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100
MSCI EAFE Step Up 1 Yr -40% Buffer	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Standard 1 Year -20% Buffer	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100
MSCI EAFE Dual Step Up 6 Yr -20% Buffer	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100
S&P 500 Dual Step Tier 6 Yr -20% Buffer	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100
MSCI EAFE Dual Step Tier 6 Yr -20% Buffer	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100	55 Step Rate: 20 Participation Rate: 100
NASDAQ 100 Dual Step Tier 1 Yr -10% Buffer	12.5 Step Rate: 9 Participation Rate: 100	15 Step Rate: 7 Participation Rate: 100	15 Step Rate: 7 Participation Rate: 100	15 Step Rate: 7 Participation Rate: 100	15 Step Rate: 7 Participation Rate: 100	15 Step Rate: 7 Participation Rate: 100	15.5 Step Rate: 7 Participation Rate: 100	15.5 Step Rate: 7 Participation Rate: 100	15.5 Step Rate: 7 Participation Rate: 100	15.5 Step Rate: 7 Participation Rate: 100	15.5 Step Rate: 7 Participation Rate: 100	15.5 Step Rate: 7 Participation Rate: 100
Russell 2000 Standard 6 Year -10% Buffer	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 120	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118	Uncapped Participation Rate: 118
NASDAQ 100 Dual Direction 1 Yr -15% Buffer	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100
MSCI EAFE Standard 1 Year -40% Buffer	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100
Russell 2000 Dual Step Tier 6 Yr -10% Buffer	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100
NASDAQ 100 Dual Step Tier 6 Yr -10% Buffer	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100	75 Step Rate: 30 Participation Rate: 100
Russell 2000 Dual Step Up 1 Yr -15% Buffer	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Standard 1 Year -10% Buffer	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100	30 Participation Rate: 100
S&P 500 Step Up 6 Yr -40% Buffer	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100
MSCI EAFE Standard 6 Year -40% Buffer	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115
Russell 2000 Standard 6 Year -40% Buffer	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105	95 Participation Rate: 105
MSCI EAFE Dual Direction 6 Yr -15% Buffer	Uncapped Participation Rate: 130	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115	400 Participation Rate: 115
MSCI EAFE Standard 6 Year -15% Buffer	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130	Uncapped Participation Rate: 130
MSCI EAFE Step Up 1 Yr -15% Buffer	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100
MSCI EAFE Dual Step Tier 1 Yr -10% Buffer	10 Step Rate: 6.5 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100	11 Step Rate: 6 Participation Rate: 100
MSCI EAFE Dual Step Up 1 Yr -20% Buffer	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100	6 Participation Rate: 100
Russell 2000 Dual Step Up 1 Yr -20% Buffer	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100
MSCI EAFE Dual Direction 6 Yr -20% Buffer	Uncapped Participation Rate: 125	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110	350 Participation Rate: 110

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Standard 1 Year -10% Buffer	18 Participation Rate: 100	18 Participation Rate: 100	18 Participation Rate: 100	18 Participation Rate: 100	18 Participation Rate: 100	18 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100
NASDAQ 100 Standard 6 Year -40% Buffer	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105	85 Participation Rate: 105
MSCI EAFE Standard 6 Year -10% Buffer	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135	Uncapped Participation Rate: 135
NASDAQ 100 Dual Step Up 1 Yr -10% Buffer	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100
S&P 500 Dual Direction 6 Yr -20% Buffer	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115	90 Participation Rate: 115
Russell 2000 Dual Step Up 6 Yr -20% Buffer	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100
MSCI EAFE Dual Step Up 1 Yr -15% Buffer	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100
S&P 500 Standard 6 Year -15% Buffer	175 Participation Rate: 115	175 Participation Rate: 115	175 Participation Rate: 115	175 Participation Rate: 115	175 Participation Rate: 115	175 Participation Rate: 115	175 Participation Rate: 112	175 Participation Rate: 112	175 Participation Rate: 112	175 Participation Rate: 112	175 Participation Rate: 112	175 Participation Rate: 112
NASDAQ 100 Dual Direction 6 Yr -10% Buffer	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118	140 Participation Rate: 118
NASDAQ 100 Standard 6 Year -20% Buffer	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115
S&P 500 Step Up 6 Yr -20% Buffer	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Standard 6 Year -20% Buffer	150 Participation Rate: 112	150 Participation Rate: 112	150 Participation Rate: 112	150 Participation Rate: 112	150 Participation Rate: 112	150 Participation Rate: 112	150 Participation Rate: 110	150 Participation Rate: 110	150 Participation Rate: 110	150 Participation Rate: 110	150 Participation Rate: 110	150 Participation Rate: 110
NASDAQ 100 Standard 6 Year -15% Buffer	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115	140 Participation Rate: 115
Russell 2000 Dual Step Tier 1 Yr -10% Buffer	13 Step Rate: 9 Participation Rate: 100	16 Step Rate: 7 Participation Rate: 100	16 Step Rate: 7 Participation Rate: 100	16 Step Rate: 7 Participation Rate: 100	16 Step Rate: 7 Participation Rate: 100	16 Step Rate: 7 Participation Rate: 100	16.5 Step Rate: 7 Participation Rate: 100	16.5 Step Rate: 7 Participation Rate: 100	16.5 Step Rate: 7 Participation Rate: 100	16.5 Step Rate: 7 Participation Rate: 100	16.5 Step Rate: 7 Participation Rate: 100	16.5 Step Rate: 7 Participation Rate: 100
S&P 500 Enhanced Upside 125% 1 Yr -10% Buffer	14 Participation Rate: 125	14 Participation Rate: 125	14 Participation Rate: 125	14 Participation Rate: 125	14 Participation Rate: 125	14 Participation Rate: 125	16 Participation Rate: 125	16 Participation Rate: 125	16.5 Participation Rate: 125	16.5 Participation Rate: 125	16.5 Participation Rate: 125	16.5 Participation Rate: 125
Russell 2000 Step Up 1 Yr -10% Buffer	14.5 Participation Rate: 100	14.5 Participation Rate: 100	14.5 Participation Rate: 100	14.5 Participation Rate: 100	14.5 Participation Rate: 100	14.5 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100
MSCI EAFE Standard 6 Year -20% Buffer	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125	Uncapped Participation Rate: 125
MSCI EAFE Step Up 1 Yr -20% Buffer	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100
Russell 2000 Standard 1 Year -40% Buffer	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100
S&P 500 Dual Step Up 6 Yr -20% Buffer	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100
MSCI EAFE Dual Direction 6 Yr -40% Buffer	110 Participation Rate: 115	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105	110 Participation Rate: 105
MSCI EAFE Dual Step Up 1 Yr -10% Buffer	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
Russell 2000 Dual Step Up 6 Yr -10% Buffer	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100
Russell 2000 Dual Step Up 1 Yr -40% Buffer	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100
S&P 500 Dual Direction 6 Yr -15% Buffer	115 Participation Rate: 115	115 Participation Rate: 115	115 Participation Rate: 115	115 Participation Rate: 115	115 Participation Rate: 115	115 Participation Rate: 115	110 Participation Rate: 115	110 Participation Rate: 115	110 Participation Rate: 115	110 Participation Rate: 115	110 Participation Rate: 115	110 Participation Rate: 115
S&P 500 Standard 6 Year -40% Buffer	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105	90 Participation Rate: 105
NASDAQ 100 Standard 1 Year -40% Buffer	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100
Russell 2000 Standard 6 Year -15% Buffer	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115
S&P 500 Step Up 1 Yr -20% Buffer	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100
S&P 500 Dual Step Tier 1 Yr -10% Buffer	10.5 Step Rate: 8 Participation Rate: 100	13 Step Rate: 6 Participation Rate: 100	13 Step Rate: 6 Participation Rate: 100	13 Step Rate: 6 Participation Rate: 100	13 Step Rate: 6 Participation Rate: 100	13 Step Rate: 6 Participation Rate: 100	14 Step Rate: 6 Participation Rate: 100	14 Step Rate: 6 Participation Rate: 100	14 Step Rate: 6 Participation Rate: 100	14 Step Rate: 6 Participation Rate: 100	14 Step Rate: 6 Participation Rate: 100	14 Step Rate: 6 Participation Rate: 100
Russell 2000 Dual Direction 1 Yr -10% Buffer	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100
NASDAQ 100 Dual Direction 1 Yr -10% Buffer	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100
MSCI EAFE Dual Step Up 6 Yr -40% Buffer	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100	35 Participation Rate: 100

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
NASDAQ 100 Dual Step Up 1 Yr -40% Buffer	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100
MSCI EAFE Dual Direction 1 Yr -20% Buffer	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	7 Participation Rate: 100	6.5 Participation Rate: 100	6.5 Participation Rate: 100	6.5 Participation Rate: 100	6.5 Participation Rate: 100	6.5 Participation Rate: 100	6.5 Participation Rate: 100
NASDAQ 100 Dual Step Up 6 Yr -10% Buffer	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100
NASDAQ 100 Dual Direction 6 Yr -40% Buffer	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105	65 Participation Rate: 105
MSCI EAFE Standard 1 Year -15% Buffer	22 Participation Rate: 100	22 Participation Rate: 100	22 Participation Rate: 100	22 Participation Rate: 100	22 Participation Rate: 100	22 Participation Rate: 100	21.5 Participation Rate: 100	21.5 Participation Rate: 100	21.5 Participation Rate: 100	21.5 Participation Rate: 100	21.5 Participation Rate: 100	21.5 Participation Rate: 100
NASDAQ 100 Dual Step Up 1 Yr -15% Buffer	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100
NASDAQ 100 Dual Direction 1 Yr -20% Buffer	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100
Russell 2000 Standard 1 Year -15% Buffer	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	20 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100	21 Participation Rate: 100
S&P 500 Dual Direction 1 Yr -10% Buffer	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100
MSCI EAFE Standard 1 Year -20% Buffer	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100
Russell 2000 Standard 6 Year -20% Buffer	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115	155 Participation Rate: 115

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Step Up 1 Yr -15% Buffer	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100
MSCI EAFE Dual Direction 1 Yr -10% Buffer	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100
NASDAQ 100 Step Up 1 Year -10% Buffer	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100
Russell 2000 Dual Direction 6 Yr -15% Buffer	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115	150 Participation Rate: 115
NASDAQ 100 Standard 6 Year -10% Buffer	155 Participation Rate: 120	155 Participation Rate: 120	155 Participation Rate: 120	155 Participation Rate: 120	155 Participation Rate: 120	155 Participation Rate: 120	150 Participation Rate: 120	150 Participation Rate: 120	150 Participation Rate: 120	150 Participation Rate: 120	150 Participation Rate: 120	150 Participation Rate: 120
NASDAQ 100 Dual Step Up 6 Yr -20% Buffer	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100	45 Participation Rate: 100
Russell 2000 Dual Direction 1 Yr -15% Buffer	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100
NASDAQ 100 Dual Direction 6 Yr -15% Buffer	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115	120 Participation Rate: 115
NASDAQ 100 Step Up 1 Year -40% Buffer	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100
S&P 500 Dual Direction 6 Yr -40% Buffer	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105	55 Participation Rate: 105
NASDAQ 100 Standard 1 Year -15% Buffer	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100	17 Participation Rate: 100

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
MSCI EAFE Dual Step Tier 6 Yr -10% Buffer	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100	65 Step Rate: 25 Participation Rate: 100
Russell 2000 Step Up 1 Yr -15% Buffer	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100
S&P 500 Dual Step Up 1 Yr -15% Buffer	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100	8.5 Participation Rate: 100
S&P 500 Standard 1 Year -40% Buffer	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100	9 Participation Rate: 100
S&P 500 Step Up 6 Yr -10% Buffer	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100	60 Participation Rate: 100
S&P 500 Step Up 1 Yr -10% Buffer	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	12.5 Participation Rate: 100	12.5 Participation Rate: 100	12.5 Participation Rate: 100	12.5 Participation Rate: 100
NASDAQ 100 Dual Step Up 1 Yr -20% Buffer	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100
MSCI EAFE Dual Direction 1 Yr -15% Buffer	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	10 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100	9.5 Participation Rate: 100
NASDAQ 100 Standard 1 Year -20% Buffer	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100
S&P 500 Step Up 1 Yr -40% Buffer	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	7.5 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100
S&P 500 Standard 1 Year -15% Buffer	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	14 Participation Rate: 100	15 Participation Rate: 100	15 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100	16 Participation Rate: 100

	09/25/2025	10/02/2025	10/09/2025	10/16/2025	10/23/2025	10/30/2025	11/06/2025	11/13/2025	11/20/2025	11/26/2025	12/04/2025	12/11/2025
S&P 500 Best Entry 6 Yr -10% Buffer	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100	Uncapped Participation Rate: 100
Russell 2000 Step Up 1 Yr -20% Buffer	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100
NASDAQ 100 Dual Direction 6 Yr -20% Buffer	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115	100 Participation Rate: 115
Russell 2000 Dual Direction 6 Yr -40% Buffer	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105	75 Participation Rate: 105
S&P 500 Dual Direction 6 Yr -10% Buffer	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 117	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115	Uncapped Participation Rate: 115
Russell 2000 Dual Step Up 1 Yr -10% Buffer	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100	11.5 Participation Rate: 100
S&P 500 Standard 1 Year -20% Buffer	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	12 Participation Rate: 100	13 Participation Rate: 100	13 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100	13.5 Participation Rate: 100
MSCI EAFE Step Up 1 Yr -10% Buffer	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100	10.5 Participation Rate: 100
S&P 500 Dual Step Up 1 Yr -40% Buffer	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100	5.5 Participation Rate: 100
S&P 500 Dual Step Up 6 Yr -10% Buffer	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100	55 Participation Rate: 100
Russell 2000 Dual Direction 1 Yr -20% Buffer	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100	8 Participation Rate: 100